Contract Liabilities	6 Months Ended
Dec. 31, 2022
Contract with Customer, Liability [Abstract]
Contract Liabilities
12.	CONTRACT LIABILITIES

Current liabilities	December 31, 2022 $’000	June 30, 2022 $’000
Customer advance deposits	65,217	33,508
Unearned revenue	4,800	4,219

Non-current liabilities
Customer advance deposits	1,357	847
Unearned revenue	1,419	1,384

Total contract liabilities	72,793	39,958

It is expected that the performance obligations recognized as current contract liabilities which are yet to be satisfied as of December 31, 2022, will be recognized in revenue in the next 12 months.
Unearned revenue represents the sale of extended warranties which is recognized as revenue over the term of the extended warranty.
Customer advance deposits represent advance payments for products, which are made at the time the order is placed and are recorded as revenue once the performance obligation is satisfied.